Securities trading and intermediation	12 Months Ended
Dec. 31, 2020
Summary of Securities, Trading and Intermediation Assets and Liabilities [Abstract]
Securities Trading and Intermediation	Securities trading and intermediation
Represented by operations at B3 on behalf of and on account of third parties, with liquidation operating cycle between D+1 and D+3.

	2020	2019

Cash and settlement records	18,128	13,823
Debtors pending settlement	847,620	499,325
Other	241,303	10,465
(-) Expected losses on Securities trading and intermediation (a)	(55,485)	(18,630)
Total Assets	1,051,566	504,983

Cash and settlement records	59,712	474,759
Creditors pending settlement	20,243,409	8,639,787
Total Liabilities	20,303,121	9,114,546